Debt and Other Credit Facilities (Schedule of Debt Maturities) (Details) - Nonrecourse Project Finance Debt $ in Millions	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
2021	$ 5
2022	1
2023	1
2024	0
2025	0
Beyond 2025	$ 0